Goodwill and Other Intangibles - Changes in the Carrying Amount of Goodwill (Detail) $ in Millions	9 Months Ended
Sep. 30, 2017 USD ($)
Goodwill [Line Items]
Balance at beginning	$ 2,449
Foreign currency translation and other	23
Balance at ending	2,472
Agricultural Equipment [Member]
Goodwill [Line Items]
Balance at beginning	1,648
Foreign currency translation and other	7
Balance at ending	1,655
Construction Equipment [Member]
Goodwill [Line Items]
Balance at beginning	588
Foreign currency translation and other	5
Balance at ending	593
Commercial Vehicles [Member]
Goodwill [Line Items]
Balance at beginning	55
Foreign currency translation and other	8
Balance at ending	63
Powertrain [Member]
Goodwill [Line Items]
Balance at beginning	5
Balance at ending	5
Financial Services Segment [Member]
Goodwill [Line Items]
Balance at beginning	153
Foreign currency translation and other	3
Balance at ending	$ 156